BUSINESS COMBINATIONS AND ASSET ACQUISITION	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS COMBINATIONS AND ASSET ACQUISITION

NOTE 19 – BUSINESS COMBINATIONS AND ASSET ACQUISITION

Asset acquisition of rental brokerage services from ietty Inc.

On January 1, 2024, SYLA Realty completed the acquisition of the rental brokerage services from ietty Inc. (“ietty Rental Brokerage Services”). The Company aimed to enhance its real estate related business services through this acquisition. The purchase consideration of JPY89,886 was paid in cash by the Company in October 2023. The transaction was accounted for as an asset acquisition.

The purchase price was allocated on the acquisition date of ietty Rental Brokerage Services as follows:

Software	118,926
Deferred income tax liabilities	(26,454)
Other net liabilities	(2,586)
Total purchase consideration – ietty Rental Brokerage Services	89,886

Pro forma results of operations for the asset acquisition of ietty Rental Brokerage Services have not been presented because they are not material to the consolidated statements of operations for the years ended December 31, 2024, 2023 and 2022.

Business combination of construction painting franchise business from ETP Inc.

On October 20, 2023, SYLA Co completed the acquisition of the construction painting franchise business from ETP Inc. (“ETP Construction Painting Franchise Business”). The Company aimed to enhance its real estate related business services through this acquisition. The cash purchase consideration was JPY5,800.

The purchase price was allocated on the acquisition date of ETP Construction Painting Franchise Business as follows:

Accounts receivable	9,252
Accounts payable	(2,926)
Other net liabilities	(3,601)
Goodwill	3,075
Total purchase consideration – ETP Construction Painting Franchise Business	5,800

Pro forma results of operations for the business combination of ETP Construction Painting Franchise Business have not been presented because they are not material to the consolidated statements of operations for the years ended December 31, 2023 and 2022.

Business combination of SYLA Solar

On February 28, 2022, SYLA Tech completed the acquisition of 100% equity interest of SYLA Solar and its subsidiaries. The Company aimed to enter the field of solar power generation market, electricity wholesale and retail market and other renewable energy trading market through this acquisition. The cash purchase consideration was JPY610,000.

The purchase price was allocated on the acquisition date of SYLA Solar and its subsidiaries as follows:

Property, plant, and equipment, net	422,757
Solar power systems, net	365,419
Favorable contracts	247,527
Deferred income tax liabilities, net	(154,246)
Other net liabilities	(578,266)
Goodwill	306,809
Total purchase consideration – SYLA Solar	610,000

Step acquisition of SYLA Biotech

On April 27, 2022, SYLA Tech and Makoto Ariki, a 5% shareholder of SYLA Brain, co-established SYLA Biotech. SYLA Tech and Makoto Ariki each owned 50% equity interest of SYLA Biotech until September 13, 2022. On September 14, 2022, SYLA Tech completed the subscription of 599 shares of SYLA Biotech, at a price of JPY10,000 per share for a total consideration of JPY5,990 in cash. SYLA Tech’s ownership of SYLA Biotech thereby increased to 60%, and SYLA Biotech became a subsidiary of SYLA Tech. The transaction was accounted for as a step acquisition whereby the Company remeasured to fair value its previously held equity investment in SYLA Biotech and included such in the determination of the purchase price.

The purchase price was allocated on the acquisition date of SYLA Biotech as follows:

Accounts receivables	8,852
Accounts payable	(13,543)
Other net assets	9,699
Goodwill	2,995
Noncontrolling interests	(2,003)
Subtotal	6,000
Less: fair value of previously held equity method investment	(10)
Total purchase consideration – SYLA Biotech	5,990

Pro forma information has not presented for the business combinations in the year ended December 31, 2022 as it is not material to the reported results.

The results of operations, financial position and cash flows of ietty Rental Brokerage Services, ETP Construction Painting Franchise Business, SYLA Solar and its subsidiaries and SYLA Biotech  have been included in the Company’s consolidated financial statements since the dates of their respective acquisitions.

The Company’s policy is to perform its annual impairment testing on goodwill for its reporting unit on December 31 of each fiscal year or more frequently if events or changes in circumstances indicate that an impairment may exist. The Company did not recognize any impairment loss on goodwill during the years ended December 31, 2024, 2023 and 2022.